CAT SA-1 01/13

SUPPLEMENT DATED JANUARY 11, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 1, 2012

OF

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

(Franklin California Tax-Free Trust)

The Statement of Additional Information is amended as follows:

I. The fifth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 23 has been revised as follows:

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of October 2, 2012, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)

Rupert H. Johnson Jr. Trust Rupert H. Johnson Jr. Trustee One Franklin Pkwy. San Mateo, CA 94403-1906	A	51.48
Elizabeth S. Wiskemann Family Trust Elizabeth S. Wiskemann Family Trustee 357 Highland Ave. San Rafael, CA 94901-2317	A	8.43

Please keep this supplement for future reference.